Derivative Financial Instruments - Net Gains (Losses) Recognized on Derivative Financial Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gain Loss on mortgage loans acquired for sale [Member] | Interest Rate Lock Commitments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative financial instruments used as economic hedges	$ 87,836	$ 37,725	$ 73,693
Fixed-rate assets and LIBOR- indexed repurchase agreements [Member] | Net gain on investments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative financial instruments used as economic hedges	7,251	(19,353)	(22,565)
Credit Risk Transfer Agreements [Member] | Net gain on investments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative financial instruments used as economic hedges	32,500	593	0
Mortgage loans acquired for sale at fair value [Member] | Gain Loss on mortgage loans acquired for sale [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative financial instruments used as economic hedges	50,274	(16,781)	(68,679)
Mortgage service rights [Member] | Net loan servicing fees [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative financial instruments used as economic hedges	$ 2,271	$ 481	$ 11,527